Accounts Receivable, Net - Schedule of Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Beginning balance	$ 192	1,161	371
Additions charged to bad debt expense	41	251	790
Write off	(26)	(159)
Ending balance	$ 207	1,253	1,161